PowerShares Global Listed Private Equity Portfolio (Prospectus Summary): | PowerShares Global Listed Private Equity Portfolio
PowerShares Global Listed Private Equity Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 24, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Cleantech TM Portfolio
PowerShares DWA Technical Leaders TM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500 ® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

• Effective immediately, on page 19, the table under the section titled "PowerShares Global Listed Private Equity Portfolio—Summary Information—Example" is deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Global Listed Private Equity Portfolio	258	800	1,368	2,913

Please Retain This Supplement For Future Reference.